Debt Securities in Issue	12 Months Ended
Dec. 31, 2023
Debt Securities In Issue [Abstract]
Debt Securities in Issue	26. DEBT SECURITIES IN ISSUE

		Group
	2023	2022
	£m	£m
Medium-term notes:
– US$30bn Euro Medium Term Note Programme	744	739
– Euro 30bn Euro Medium Term Note Programme	5,619	6,435
– US SEC-registered Debt Programme - Santander UK Group Holdings plc	6,130	7,083
- US SEC-registered Debt Programme - Santander UK plc	1,031	1,276
Medium-term notes	13,524	15,533
Euro 35bn Global Covered Bond Programme	15,000	15,205
US $20bn Commercial Paper Programmes	2,761	1,851
Certificates of deposit	1,530	2,874
Credit linked notes	194	60
Securitisation programmes	2,769	897
	35,778	36,420
The funding from the Euro 30bn Euro Medium Term Note Programme and the US SEC-registered Debt Programme in the name of Santander UK Group
Holdings plc has mainly been downstreamed to our operating company Santander UK plc.